Note 29 - Segmented Information - Geographical Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Revenue	$ 900,141	$ 721,262
Non-current assets	1,405,475	1,763,168
Kyrgyzstan 1 [member]
Statement Line Items [Line Items]
Revenue	0	0
Non-current assets	0	611,050
Turkey 1 [member]
Statement Line Items [Line Items]
Revenue	199,440	186,512
Non-current assets	200,048	221,715
United States 1 [member]
Statement Line Items [Line Items]
Revenue	194,765	140,756
Non-current assets	71,634	81,681
Canada 1 [member]
Statement Line Items [Line Items]
Revenue	505,936	393,994
Non-current assets	1,125,604	840,914
Other countries [member]
Statement Line Items [Line Items]
Revenue	0	0
Non-current assets	$ 8,189	$ 7,808